Pursuant to rule 497(e)
                                                     Registration No. 333-00767


                               AMERINDO FUNDS INC.
                       SUPPLEMENT DATED FEBRUARY 28, 2001,
                        TO PROSPECTUS FOR CLASS D SHARES
                             DATED FEBRUARY 28, 2001



On page 14, there is information pertaining to opening an account on the Internet. Currently, it is not possible to open an account on the Internet. It is anticipated that this service will become available on or before April 1, 2001.